Dividends on ordinary shares and preference shares (Narrative) (Details)	1 Months Ended		5 Months Ended	12 Months Ended
	Jul. 31, 2021 GBP (£)	Feb. 28, 2021 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 GBP (£) £ / shares		Dec. 31, 2020 GBP (£) £ / shares	Dec. 31, 2021 $ / shares	Jun. 08, 2005 $ / shares	Mar. 15, 2005 € / shares
Dividends paid, ordinary shares				£ 794,000,000	[1]	£ 263,000,000
Dividends on preference shares and other shareholders equity				27,000,000	[1]	42,000,000
Other equity instruments coupons paid				631,000,000	[1]	677,000,000
Ordinary share capital
Dividends paid, ordinary shares				794,000,000		263,000,000
Dividends paid, relating to prior years				£ 174,000,000		263,000,000
Dividends, interim	£ 100,000,000	£ 520,000,000	£ 200,000,000			£ 0
Dividends paid on ordinary shares (in GBP per share) | £ / shares				£ 0.34		£ 0.11
Preference share capital
Dividends on preference shares and other shareholders equity				£ 27,000,000		£ 42,000,000
4.75% Euro preference shares
Dividends paid on preference shares (in GBP per share) | £ / shares				£ 14.37		£ 439.21
Par value (in USD per share) | € / shares									€ 100
6.278% US$100 preference shares
Dividends paid on preference shares (in GBP per share) | £ / shares				£ 459.69		£ 485.75
Other equity instruments coupons paid				£ (0.06278)
Par value (in USD per share) | $ / shares							$ 100	$ 100,000,000

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.